Loan Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Loan Receivables [Abstract]
LOAN RECEIVABLES

NOTE 7 – LOAN RECEIVABLES

On September 29, 2022, the Company has provided loans of $983,699 to two independent vendors of the Company’s consultancy business. The loans were interest-bearing at 7% per annum, repayable on October 28, 2022 and secured by the personal guarantee of these customers. On October 18, 2022, the borrowers fully repaid the loan principal and interest.

On February 8, 2021, the Company has provided a $500,000 loan to an independent customer of the Company’s consultancy business. The loan was interest-bearing at 10% per annum, repayable on February 7, 2022 and secured by the corporate guarantee of the customer. On August 5, 2021, the customer fully repaid the loan principal and interest.

Loan interest income were $0 and $4,093 for the three months ended September 30, 2022 and 2021, respectively; and $0 and $23,678 for the nine months ended September 30, 2022 and 2021, respectively.

NOTE 8 – LOAN RECEIVABLES

On February 8, 2021, the Company has provided a $500,000 loan to an independent customer of the Company’s consultancy business. The loan was interest-bearing at 10% per annum, repayable on February 7, 2022 and secured by the corporate guarantee of the customer. On August 5, 2021, the customer fully repaid the loan principal and interest.

Loan interest income was $23,660 for the year ended December 31, 2021.